Business Combination and Goodwill - Summary Of Identifiable Assets And Liabilities Assumed At Fair Value In Business Combination (Parenthetical) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	17 years
Government Cooperative Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 52,000
Estimated useful life	17 years